UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-07507

Deutsche Investments VIT Funds
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  12/31

Date of reporting period:  9/30/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2014 (Unaudited)

Deutsche Equity 500 Index VIP
(formerly DWS Equity 500 Index VIP)
	Shares	Value ($)
Common Stocks 99.6%
Consumer Discretionary 11.7%
Auto Components 0.4%
BorgWarner, Inc.	8,040	422,984
Delphi Automotive PLC	10,453	641,187
Goodyear Tire & Rubber Co.	9,726	219,662
Johnson Controls, Inc.	23,133	1,017,852

		2,301,685
Automobiles 0.6%
Ford Motor Co.	135,308	2,001,205
General Motors Co.	47,031	1,502,170
Harley-Davidson, Inc.	7,614	443,135

		3,946,510
Distributors 0.1%
Genuine Parts Co.	5,307	465,477
Diversified Consumer Services 0.1%
H&R Block, Inc.	9,676	300,053
Hotels, Restaurants & Leisure 1.6%
Carnival Corp.	15,708	630,990
Chipotle Mexican Grill, Inc.*	1,077	717,917
Darden Restaurants, Inc. (a)	4,654	239,495
Marriott International, Inc. "A"	7,640	534,036
McDonald's Corp.	34,271	3,249,234
Starbucks Corp.	26,258	1,981,429
Starwood Hotels & Resorts Worldwide, Inc.	6,649	553,263
Wyndham Worldwide Corp.	4,386	356,406
Wynn Resorts Ltd.	2,807	525,134
Yum! Brands, Inc.	15,401	1,108,564

		9,896,468
Household Durables 0.4%
D.R. Horton, Inc.	11,630	238,648
Garmin Ltd. (a)	4,174	217,006
Harman International Industries, Inc.	2,392	234,512
Leggett & Platt, Inc.	4,843	169,118
Lennar Corp. "A"	6,214	241,290
Mohawk Industries, Inc.*	2,153	290,267
Newell Rubbermaid, Inc.	9,523	327,686
PulteGroup, Inc.	11,579	204,485
Whirlpool Corp.	2,728	397,333

		2,320,345
Internet & Catalog Retail 1.3%
Amazon.com, Inc.*	13,222	4,263,302
Expedia, Inc.	3,468	303,866
Netflix, Inc.*	2,088	942,064
The Priceline Group, Inc.*	1,827	2,116,725
TripAdvisor, Inc.* (a)	3,914	357,818

		7,983,775
Leisure Products 0.1%
Hasbro, Inc.	4,099	225,425
Mattel, Inc.	11,756	360,321

		585,746
Media 3.5%
Cablevision Systems Corp. (New York Group) "A" (a)	7,460	130,625
CBS Corp. "B"	16,990	908,965
Comcast Corp. "A"	90,312	4,856,979
DIRECTV*	17,523	1,516,090
Discovery Communications, Inc. "A"*	5,163	195,162
Discovery Communications, Inc. "C"*	9,535	355,465
Gannett Co., Inc.	7,715	228,904
Interpublic Group of Companies, Inc.	14,963	274,122
News Corp. "A"*	17,562	287,139
Omnicom Group, Inc.	8,762	603,351
Scripps Networks Interactive, Inc. "A"	3,602	281,280
Time Warner Cable, Inc.	9,710	1,393,288
Time Warner, Inc.	29,830	2,243,514
Twenty-First Century Fox, Inc. "A"	65,725	2,253,710
Viacom, Inc. "B"	13,290	1,022,533
Walt Disney Co.	55,106	4,906,087

		21,457,214
Multiline Retail 0.7%
Dollar General Corp.*	10,572	646,055
Dollar Tree, Inc.*	7,156	401,237
Family Dollar Stores, Inc.	3,371	260,376
Kohl's Corp.	7,142	435,876
Macy's, Inc.	12,323	716,952
Nordstrom, Inc.	5,027	343,696
Target Corp.	22,086	1,384,351

		4,188,543
Specialty Retail 2.1%
AutoNation, Inc.*	2,735	137,598
AutoZone, Inc.*	1,138	579,993
Bed Bath & Beyond, Inc.*	7,111	468,117
Best Buy Co., Inc.	10,129	340,233
CarMax, Inc.*	7,655	355,575
GameStop Corp. "A" (a)	3,820	157,384
Home Depot, Inc.	46,973	4,309,303
L Brands, Inc.	8,602	576,162
Lowe's Companies, Inc.	34,463	1,823,782
O'Reilly Automotive, Inc.*	3,621	544,453
PetSmart, Inc.	3,456	242,231
Ross Stores, Inc.	7,267	549,240
Staples, Inc. (a)	22,802	275,904
The Gap, Inc.	9,571	399,015
Tiffany & Co.	3,884	374,068
TJX Companies, Inc.	24,188	1,431,204
Tractor Supply Co.	4,771	293,464
Urban Outfitters, Inc.*	3,551	130,322

		12,988,048
Textiles, Apparel & Luxury Goods 0.8%
Coach, Inc.	9,540	339,719
Fossil Group, Inc.*	1,595	149,771
Michael Kors Holdings Ltd.* (a)	7,121	508,368
NIKE, Inc. "B"	24,569	2,191,555
PVH Corp.	2,881	349,033
Ralph Lauren Corp.	2,128	350,546
Under Armour, Inc. "A"* (a)	5,819	402,093
VF Corp.	12,004	792,624

		5,083,709
Consumer Staples 9.5%
Beverages 2.2%
Brown-Forman Corp. "B"	5,487	495,037
Coca-Cola Co.	137,736	5,875,818
Coca-Cola Enterprises, Inc.	7,867	348,980
Constellation Brands, Inc. "A"*	5,900	514,244
Dr. Pepper Snapple Group, Inc.	6,795	436,987
Molson Coors Brewing Co. "B"	5,588	415,971
Monster Beverage Corp.*	5,015	459,725
PepsiCo, Inc.	52,570	4,893,741

		13,440,503
Food & Staples Retailing 2.2%
Costco Wholesale Corp.	15,277	1,914,514
CVS Health Corp.	40,407	3,215,993
Kroger Co.	17,054	886,808
Safeway, Inc.	8,113	278,276
Sysco Corp. (a)	20,356	772,510
Wal-Mart Stores, Inc.	55,117	4,214,797
Walgreen Co.	30,759	1,823,086
Whole Foods Market, Inc.	12,557	478,547

		13,584,531
Food Products 1.6%
Archer-Daniels-Midland Co.	22,519	1,150,721
Campbell Soup Co. (a)	6,310	269,626
ConAgra Foods, Inc.	14,830	489,983
General Mills, Inc.	21,417	1,080,488
Hormel Foods Corp.	4,763	244,771
Kellogg Co.	8,882	547,131
Keurig Green Mountain, Inc.	4,251	553,183
Kraft Foods Group, Inc.	20,745	1,170,018
McCormick & Co., Inc.	4,488	300,247
Mead Johnson Nutrition Co.	7,006	674,117
Mondelez International, Inc. "A"	58,675	2,010,499
The Hershey Co.	5,188	495,091
The JM Smucker Co.	3,552	351,612
Tyson Foods, Inc. "A"	10,250	403,543

		9,741,030
Household Products 1.9%
Clorox Co. (a)	4,472	429,491
Colgate-Palmolive Co.	29,963	1,954,187
Kimberly-Clark Corp.	13,044	1,403,143
Procter & Gamble Co.	94,496	7,913,095

		11,699,916
Personal Products 0.1%
Avon Products, Inc.	15,299	192,767
Estee Lauder Companies, Inc. "A"	7,843	586,029

		778,796
Tobacco 1.5%
Altria Group, Inc.	69,273	3,182,402
Lorillard, Inc.	12,621	756,124
Philip Morris International, Inc.	54,479	4,543,548
Reynolds American, Inc.	10,821	638,439

		9,120,513
Energy 9.7%
Energy Equipment & Services 1.8%
Baker Hughes, Inc.	15,201	988,977
Cameron International Corp.*	7,055	468,311
Diamond Offshore Drilling, Inc. (a)	2,425	83,105
Ensco PLC "A"	8,056	332,793
FMC Technologies, Inc.*	8,160	443,170
Halliburton Co.	29,678	1,914,528
Helmerich & Payne, Inc.	3,795	371,417
Nabors Industries Ltd.	9,953	226,530
National Oilwell Varco, Inc.	15,085	1,147,968
Noble Corp. PLC	8,955	198,980
Schlumberger Ltd.	45,243	4,600,761
Transocean Ltd. (a)	11,756	375,839

		11,152,379
Oil, Gas & Consumable Fuels 7.9%
Anadarko Petroleum Corp.	17,701	1,795,589
Apache Corp.	13,341	1,252,320
Cabot Oil & Gas Corp.	14,548	475,574
Chesapeake Energy Corp.	18,112	416,395
Chevron Corp.	66,264	7,906,620
Cimarex Energy Co.	3,033	383,766
ConocoPhillips	42,928	3,284,851
CONSOL Energy, Inc.	8,086	306,136
Denbury Resources, Inc.	12,040	180,961
Devon Energy Corp.	13,364	911,158
EOG Resources, Inc.	19,147	1,895,936
EQT Corp.	5,325	487,451
Exxon Mobil Corp.	148,819	13,996,427
Hess Corp.	9,096	857,935
Kinder Morgan, Inc. (a)	22,952	879,980
Marathon Oil Corp.	23,571	886,034
Marathon Petroleum Corp.	9,885	836,963
Murphy Oil Corp.	5,877	334,460
Newfield Exploration Co.*	4,778	177,120
Noble Energy, Inc.	12,525	856,209
Occidental Petroleum Corp.	27,202	2,615,472
ONEOK, Inc.	7,323	480,023
Phillips 66	19,495	1,585,138
Pioneer Natural Resources Co.	4,986	982,092
QEP Resources, Inc.	5,763	177,385
Range Resources Corp.	5,889	399,333
Southwestern Energy Co.*	12,241	427,823
Spectra Energy Corp.	23,388	918,213
Tesoro Corp.	4,467	272,398
Valero Energy Corp.	18,393	851,044
Williams Companies, Inc.	23,467	1,298,898

		48,129,704
Financials 16.3%
Banks 6.0%
Bank of America Corp.	367,162	6,260,112
BB&T Corp.	25,077	933,115
Citigroup, Inc.	105,707	5,477,737
Comerica, Inc.	6,228	310,528
Fifth Third Bancorp.	29,097	582,522
Huntington Bancshares, Inc.	28,361	275,953
JPMorgan Chase & Co.	131,252	7,906,620
KeyCorp	30,690	409,098
M&T Bank Corp. (a)	4,619	569,476
PNC Financial Services Group, Inc.	18,858	1,613,868
Regions Financial Corp.	48,060	482,522
SunTrust Banks, Inc.	18,566	706,065
U.S. Bancorp.	62,891	2,630,731
Wells Fargo & Co.	165,787	8,599,372
Zions Bancorp.	7,071	205,483

		36,963,202
Capital Markets 2.3%
Affiliated Managers Group, Inc.*	1,927	386,094
Ameriprise Financial, Inc.	6,527	805,301
Bank of New York Mellon Corp.	39,476	1,528,905
BlackRock, Inc.	4,402	1,445,265
Charles Schwab Corp.	40,010	1,175,894
E*TRADE Financial Corp.*	10,147	229,221
Franklin Resources, Inc.	13,747	750,724
Invesco Ltd.	14,999	592,160
Legg Mason, Inc.	3,511	179,623
Morgan Stanley	53,422	1,846,798
Northern Trust Corp.	8,044	547,233
State Street Corp.	14,775	1,087,588
T. Rowe Price Group, Inc.	9,112	714,381
The Goldman Sachs Group, Inc.	14,296	2,624,317

		13,913,504
Consumer Finance 0.9%
American Express Co.	31,420	2,750,507
Capital One Financial Corp.	19,591	1,599,017
Discover Financial Services	16,105	1,037,001
Navient Corp.	14,539	257,486

		5,644,011
Diversified Financial Services 2.0%
Berkshire Hathaway, Inc. "B"*	63,623	8,788,881
CME Group, Inc.	10,995	879,105
Intercontinental Exchange, Inc.	3,956	771,618
Leucadia National Corp.	10,989	261,978
McGraw Hill Financial, Inc.	9,442	797,377
Moody's Corp.	6,518	615,951
The NASDAQ OMX Group, Inc.	4,095	173,710

		12,288,620
Insurance 2.8%
ACE Ltd.	11,681	1,224,987
Aflac, Inc.	15,848	923,146
Allstate Corp.	15,138	929,019
American International Group, Inc.	49,796	2,689,980
Aon PLC	10,135	888,535
Assurant, Inc.	2,549	163,901
Chubb Corp.	8,394	764,526
Cincinnati Financial Corp.	5,174	243,437
Genworth Financial, Inc. "A"*	17,490	229,119
Hartford Financial Services Group, Inc.	15,753	586,799
Lincoln National Corp.	9,115	488,382
Loews Corp.	10,566	440,180
Marsh & McLennan Companies, Inc.	18,955	992,105
MetLife, Inc.	39,238	2,107,865
Principal Financial Group, Inc.	9,494	498,150
Progressive Corp.	18,930	478,550
Prudential Financial, Inc.	15,994	1,406,512
The Travelers Companies, Inc.	11,835	1,111,780
Torchmark Corp.	4,501	235,717
Unum Group	8,872	305,019
XL Group PLC	9,130	302,842

		17,010,551
Real Estate Investment Trusts 2.2%
American Tower Corp. (REIT)	13,808	1,292,843
Apartment Investment & Management Co. "A" (REIT)	5,161	164,223
AvalonBay Communities, Inc. (REIT)	4,595	647,757
Boston Properties, Inc. (REIT)	5,312	614,917
Crown Castle International Corp. (REIT)	11,647	937,933
Equity Residential (REIT)	12,656	779,356
Essex Property Trust, Inc. (REIT)	2,228	398,255
General Growth Properties, Inc. (REIT)	22,009	518,312
HCP, Inc. (REIT)	15,883	630,714
Health Care REIT, Inc. (REIT)	11,345	707,588
Host Hotels & Resorts, Inc. (REIT)	26,241	559,721
Iron Mountain, Inc. (REIT)	6,047	197,435
Kimco Realty Corp. (REIT)	14,465	316,928
Plum Creek Timber Co., Inc. (REIT)	6,248	243,734
Prologis, Inc. (REIT)	17,383	655,339
Public Storage (REIT)	5,040	835,834
Simon Property Group, Inc. (REIT)	10,864	1,786,259
The Macerich Co. (REIT)	4,956	316,341
Ventas, Inc. (REIT)	10,226	633,501
Vornado Realty Trust (REIT)	6,047	604,458
Weyerhaeuser Co. (REIT)	18,354	584,758

		13,426,206
Real Estate Management & Development 0.0%
CBRE Group, Inc. "A"*	9,838	292,582
Thrifts & Mortgage Finance 0.1%
Hudson City Bancorp., Inc.	16,672	162,052
People's United Financial, Inc. (a)	10,978	158,851

		320,903
Health Care 13.8%
Biotechnology 2.9%
Alexion Pharmaceuticals, Inc.*	6,896	1,143,495
Amgen, Inc.	26,505	3,722,892
Biogen Idec, Inc.*	8,239	2,725,544
Celgene Corp.*	27,924	2,646,637
Gilead Sciences, Inc.*	52,749	5,615,131
Regeneron Pharmaceuticals, Inc.*	2,574	927,978
Vertex Pharmaceuticals, Inc.*	8,307	932,959

		17,714,636
Health Care Equipment & Supplies 2.0%
Abbott Laboratories	52,382	2,178,567
Baxter International, Inc.	18,927	1,358,391
Becton, Dickinson & Co.	6,724	765,258
Boston Scientific Corp.*	45,929	542,422
C.R. Bard, Inc.	2,590	369,619
CareFusion Corp.*	7,110	321,728
Covidien PLC	15,718	1,359,764
DENTSPLY International, Inc.	5,003	228,137
Edwards Lifesciences Corp.*	3,663	374,175
Intuitive Surgical, Inc.*	1,254	579,122
Medtronic, Inc. (a)	34,201	2,118,752
St. Jude Medical, Inc.	9,864	593,122
Stryker Corp.	10,459	844,564
Varian Medical Systems, Inc.*	3,646	292,118
Zimmer Holdings, Inc.	5,851	588,318

		12,514,057
Health Care Providers & Services 2.1%
Aetna, Inc.	12,331	998,811
AmerisourceBergen Corp.	7,447	575,653
Cardinal Health, Inc.	11,719	877,987
Cigna Corp.	9,210	835,255
DaVita HealthCare Partners, Inc.*	6,004	439,133
Express Scripts Holding Co.*	26,018	1,837,651
Humana, Inc.	5,359	698,224
Laboratory Corp. of America Holdings*	2,998	305,046
McKesson Corp.	8,086	1,574,102
Patterson Companies, Inc.	2,906	120,396
Quest Diagnostics, Inc. (a)	5,093	309,043
Tenet Healthcare Corp.*	3,403	202,104
UnitedHealth Group, Inc.	33,915	2,925,169
Universal Health Services, Inc. "B"	3,184	332,728
WellPoint, Inc.	9,572	1,145,003

		13,176,305
Health Care Technology 0.1%
Cerner Corp.*	10,613	632,217
Life Sciences Tools & Services 0.5%
Agilent Technologies, Inc.	11,591	660,455
PerkinElmer, Inc.	3,988	173,877
Thermo Fisher Scientific, Inc.	13,903	1,691,995
Waters Corp.*	2,898	287,250

		2,813,577
Pharmaceuticals 6.2%
AbbVie, Inc.	55,593	3,211,052
Actavis PLC*	9,239	2,229,186
Allergan, Inc.	10,372	1,848,187
Bristol-Myers Squibb Co.	57,764	2,956,361
Eli Lilly & Co.	34,337	2,226,754
Hospira, Inc.* (a)	5,873	305,572
Johnson & Johnson	98,410	10,489,522
Mallinckrodt PLC*	3,945	355,642
Merck & Co., Inc.	100,649	5,966,473
Mylan, Inc.*	13,120	596,829
Perrigo Co. PLC	4,648	698,083
Pfizer, Inc.	221,254	6,542,481
Zoetis, Inc.	17,607	650,578

		38,076,720
Industrials 10.2%
Aerospace & Defense 2.6%
Boeing Co.	23,386	2,978,909
General Dynamics Corp.	11,077	1,407,776
Honeywell International, Inc.	27,299	2,542,083
L-3 Communications Holdings, Inc.	3,028	360,090
Lockheed Martin Corp.	9,413	1,720,508
Northrop Grumman Corp.	7,249	955,128
Precision Castparts Corp.	5,004	1,185,348
Raytheon Co.	10,804	1,097,902
Rockwell Collins, Inc.	4,771	374,523
Textron, Inc.	9,714	349,607
United Technologies Corp.	29,697	3,136,003

		16,107,877
Air Freight & Logistics 0.7%
C.H. Robinson Worldwide, Inc.	5,111	338,962
Expeditors International of Washington, Inc.	6,880	279,190
FedEx Corp.	9,264	1,495,673
United Parcel Service, Inc. "B"	24,487	2,406,827

		4,520,652
Airlines 0.3%
Delta Air Lines, Inc.	29,548	1,068,160
Southwest Airlines Co.	23,772	802,781

		1,870,941
Building Products 0.1%
Allegion PLC	3,385	161,261
Masco Corp.	12,568	300,627

		461,888
Commercial Services & Supplies 0.5%
ADT Corp. (a)	6,069	215,206
Cintas Corp.	3,349	236,406
Pitney Bowes, Inc.	7,122	177,979
Republic Services, Inc.	8,792	343,064
Stericycle, Inc.*	2,918	340,122
Tyco International Ltd.	15,469	689,453
Waste Management, Inc.	15,232	723,977

		2,726,207
Construction & Engineering 0.1%
Fluor Corp.	5,522	368,814
Jacobs Engineering Group, Inc.*	4,653	227,160
Quanta Services, Inc.*	7,411	268,945

		864,919
Electrical Equipment 0.6%
AMETEK, Inc.	8,650	434,317
Eaton Corp. PLC	16,625	1,053,526
Emerson Electric Co.	24,336	1,522,947
Rockwell Automation, Inc.	4,815	529,072

		3,539,862
Industrial Conglomerates 2.3%
3M Co.	22,614	3,203,951
Danaher Corp.	21,273	1,616,323
General Electric Co.	350,147	8,970,766
Roper Industries, Inc.	3,510	513,478

		14,304,518
Machinery 1.6%
Caterpillar, Inc.	21,912	2,169,945
Cummins, Inc.	5,963	786,997
Deere & Co.	12,512	1,025,859
Dover Corp.	5,803	466,155
Flowserve Corp.	4,724	333,136
Illinois Tool Works, Inc.	12,732	1,074,835
Ingersoll-Rand PLC	9,332	525,952
Joy Global, Inc. (a)	3,344	182,382
PACCAR, Inc.	12,342	701,951
Pall Corp.	3,725	311,782
Parker-Hannifin Corp.	5,183	591,639
Pentair PLC	6,787	444,481
Snap-on, Inc.	2,051	248,335
Stanley Black & Decker, Inc.	5,486	487,102
Xylem, Inc.	6,289	223,197

		9,573,748
Professional Services 0.2%
Dun & Bradstreet Corp.	1,228	144,253
Equifax, Inc.	4,307	321,905
Nielsen NV	10,707	474,642
Robert Half International, Inc.	4,850	237,650

		1,178,450
Road & Rail 1.0%
CSX Corp.	34,989	1,121,747
Kansas City Southern	3,890	471,468
Norfolk Southern Corp.	10,785	1,203,606
Ryder System, Inc.	1,878	168,964
Union Pacific Corp.	31,283	3,391,703

		6,357,488
Trading Companies & Distributors 0.2%
Fastenal Co. (a)	9,429	423,362
United Rentals, Inc.*	3,340	371,074
W.W. Grainger, Inc.	2,121	533,750

		1,328,186
Information Technology 19.6%
Communications Equipment 1.7%
Cisco Systems, Inc.	177,964	4,479,354
F5 Networks, Inc.*	2,585	306,943
Harris Corp.	3,625	240,700
Juniper Networks, Inc.	14,015	310,432
Motorola Solutions, Inc.	7,660	484,725
QUALCOMM, Inc.	58,492	4,373,447

		10,195,601
Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp. "A"	5,476	546,833
Corning, Inc.	45,047	871,209
FLIR Systems, Inc.	4,943	154,914
Jabil Circuit, Inc.	6,925	139,677
TE Connectivity Ltd.	14,253	788,049

		2,500,682
Internet Software & Services 3.4%
Akamai Technologies, Inc.*	6,294	376,381
eBay, Inc.*	39,419	2,232,298
Facebook, Inc. "A"*	68,046	5,378,356
Google, Inc. "A"*	9,914	5,833,497
Google, Inc. "C"*	9,913	5,723,369
VeriSign, Inc.* (a)	3,925	216,346
Yahoo!, Inc.*	32,276	1,315,247

		21,075,494
IT Services 3.3%
Accenture PLC "A"	22,077	1,795,302
Alliance Data Systems Corp.*	1,938	481,147
Automatic Data Processing, Inc.	16,722	1,389,264
Cognizant Technology Solutions Corp. "A"*	21,213	949,706
Computer Sciences Corp.	4,983	304,710
Fidelity National Information Services, Inc.	9,869	555,625
Fiserv, Inc.*	8,695	562,001
International Business Machines Corp.	32,379	6,146,506
MasterCard, Inc. "A"	34,353	2,539,374
Paychex, Inc.	11,428	505,118
Teradata Corp.*	5,421	227,248
Total System Services, Inc.	5,802	179,630
Visa, Inc. "A"	17,181	3,665,910
Western Union Co.	18,736	300,525
Xerox Corp.	38,079	503,785

		20,105,851
Semiconductors & Semiconductor Equipment 2.4%
Altera Corp.	10,639	380,663
Analog Devices, Inc.	11,043	546,518
Applied Materials, Inc.	42,717	923,114
Avago Technologies Ltd.	8,808	766,296
Broadcom Corp. "A"	18,749	757,835
First Solar, Inc.*	2,629	173,014
Intel Corp.	172,748	6,015,085
KLA-Tencor Corp.	5,729	451,331
Lam Research Corp.	5,708	426,388
Linear Technology Corp.	8,324	369,502
Microchip Technology, Inc. (a)	7,025	331,791
Micron Technology, Inc.*	37,423	1,282,112
NVIDIA Corp.	17,922	330,661
Texas Instruments, Inc.	37,175	1,772,876
Xilinx, Inc.	9,417	398,810

		14,925,996
Software 3.8%
Adobe Systems, Inc.*	16,493	1,141,151
Autodesk, Inc.*	8,012	441,461
CA, Inc.	11,027	308,094
Citrix Systems, Inc.*	5,781	412,416
Electronic Arts, Inc.*	10,921	388,897
Intuit, Inc.	9,866	864,755
Microsoft Corp.	287,544	13,330,540
Oracle Corp.	113,502	4,344,857
Red Hat, Inc.*	6,522	366,210
Salesforce.com, Inc.*	20,092	1,155,893
Symantec Corp.	23,940	562,829

		23,317,103
Technology Hardware, Storage & Peripherals 4.6%
Apple, Inc.	208,946	21,051,310
EMC Corp.	70,775	2,070,877
Hewlett-Packard Co.	65,245	2,314,240
NetApp, Inc.	11,131	478,188
SanDisk Corp.	7,857	769,593
Seagate Technology PLC	11,387	652,133
Western Digital Corp.	7,669	746,347

		28,082,688
Materials 3.4%
Chemicals 2.5%
Air Products & Chemicals, Inc.	6,690	870,904
Airgas, Inc.	2,350	260,028
CF Industries Holdings, Inc.	1,733	483,888
Dow Chemical Co.	39,164	2,053,760
E.I. du Pont de Nemours & Co.	31,879	2,287,637
Eastman Chemical Co.	5,234	423,378
Ecolab, Inc.	9,420	1,081,699
FMC Corp.	4,688	268,107
International Flavors & Fragrances, Inc.	2,867	274,888
LyondellBasell Industries NV "A"	14,837	1,612,189
Monsanto Co.	18,275	2,056,120
PPG Industries, Inc.	4,818	947,893
Praxair, Inc.	10,212	1,317,348
Sigma-Aldrich Corp.	4,113	559,409
The Mosaic Co.	11,059	491,130
The Sherwin-Williams Co.	2,900	635,071

		15,623,449
Construction Materials 0.1%
Martin Marietta Materials, Inc.	2,118	273,095
Vulcan Materials Co.	4,610	277,660

		550,755
Containers & Packaging 0.2%
Avery Dennison Corp.	3,169	141,496
Ball Corp.	4,794	303,316
Bemis Co., Inc.	3,568	135,655
MeadWestvaco Corp.	5,843	239,213
Owens-Illinois, Inc.*	5,819	151,585
Sealed Air Corp.	7,411	258,496

		1,229,761
Metals & Mining 0.5%
Alcoa, Inc.	41,248	663,680
Allegheny Technologies, Inc. (a)	3,795	140,795
Freeport-McMoRan, Inc.	36,217	1,182,485
Newmont Mining Corp.	17,572	405,035
Nucor Corp.	11,055	600,065

		2,992,060
Paper & Forest Products 0.1%
International Paper Co.	14,890	710,848
Telecommunication Services 2.4%
Diversified Telecommunication Services
AT&T, Inc.	180,956	6,376,889
CenturyLink, Inc.	19,961	816,205
Frontier Communications Corp. (a)	35,160	228,892
Verizon Communications, Inc.	144,647	7,230,903
Windstream Holdings, Inc. (a)	20,911	225,421

		14,878,310
Utilities 3.0%
Electric Utilities 1.7%
American Electric Power Co., Inc.	17,012	888,197
Duke Energy Corp.	24,662	1,843,978
Edison International	11,317	632,847
Entergy Corp.	6,297	486,947
Exelon Corp.	29,933	1,020,416
FirstEnergy Corp.	14,779	496,131
NextEra Energy, Inc.	15,207	1,427,633
Northeast Utilities	11,131	493,103
Pepco Holdings, Inc.	8,830	236,291
Pinnacle West Capital Corp.	3,907	213,478
PPL Corp.	23,160	760,574
Southern Co.	31,344	1,368,166
Xcel Energy, Inc.	17,580	534,432

		10,402,193
Gas Utilities 0.0%
AGL Resources, Inc.	4,196	215,422
Independent Power & Renewable Eletricity Producers 0.1%
AES Corp.	23,259	329,813
NRG Energy, Inc.	11,742	357,896

		687,709
Multi-Utilities 1.2%
Ameren Corp.	8,561	328,143
CenterPoint Energy, Inc.	15,118	369,937
CMS Energy Corp.	9,428	279,634
Consolidated Edison, Inc.	10,160	575,666
Dominion Resources, Inc.	20,297	1,402,320
DTE Energy Co.	6,116	465,305
Integrys Energy Group, Inc. (a)	2,820	182,792
NiSource, Inc.	11,071	453,690
PG&E Corp.	16,467	741,674
Public Service Enterprise Group, Inc.	17,599	655,387
SCANA Corp.	4,987	247,405
Sempra Energy	8,083	851,786
TECO Energy, Inc.	8,133	141,352
Wisconsin Energy Corp. (a)	7,763	333,809

		7,028,900

Total Common Stocks (Cost $365,695,341)		611,309,594

	Principal Amount ($)	Value ($)
Government & Agency Obligation 0.1%
U.S. Treasury Obligation
U.S. Treasury Bill, 0.04% **, 10/2/2014 (b) (Cost $699,999)	700,000	700,000

	Shares	Value ($)
Securities Lending Collateral 1.2%
Daily Assets Fund Institutional, 0.08% (c) (d) (Cost $7,778,815)	7,778,815	7,778,815
Cash Equivalents 0.3%
Central Cash Management Fund, 0.05% (c) (Cost $1,707,963)	1,707,963	1,707,963

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $375,882,118) †	101.2	621,496,372
Other Assets and Liabilities, Net	(1.2)	(7,608,886)

Net Assets	100.0	613,887,486

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $388,771,655.  At September 30, 2014, net unrealized appreciation for all securities based on tax cost was $232,724,717.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $255,476,516 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $22,751,799.

(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2014 amounted to $7,555,351, which is 1.2% of net assets.

(b)	At September 30, 2014, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust
S&P: Standard & Poor's
At September 30, 2014, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

S&P 500 E-Mini Index	USD	12/19/2014	31	3,046,525	(30,788)

Currency Abbreviation

USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of  September 30, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$611,309,594	$—	$—	$611,309,594
Government & Agency Obligation	—	700,000	—	700,000
Short-Term Investments (e)	9,486,778	—	—	9,486,778

Total	$620,796,372	$700,000	$—	$621,496,372

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (f)
Futures Contracts	$(30,788)	$—	$—	$(30,788)

Total	$(30,788)	$—	$—	$(30,788)

There have been no transfers between fair value measurement levels during the period ended September 30, 2014.
(e)	See Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2014 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$(30,788)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Equity 500 Index VIP, a series of Deutsche Investments VIT Funds

By:	/s/Brian E. Binder Brian E. Binder President

Date:	November 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	November 21, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 21, 2014